PROFIT BEFORE INCOME TAX (Details) ¥ in Thousands, $ in Thousands	12 Months Ended
	Dec. 31, 2018 USD ($)	Dec. 31, 2018 CNY (¥)	Dec. 31, 2017 CNY (¥)	Dec. 31, 2016 CNY (¥)
PROFIT BEFORE INCOME TAX
Purchase of inventories in relation to trading activities		¥ 85,443,397	¥ 98,282,714	¥ 79,682,085
Raw materials and consumables used, and changes in work-in-progress and finished goods		43,197,855	34,550,042	27,209,597
Power and utilities		17,650,214	17,274,948	12,980,854
Depreciation and amortization		8,055,137	7,064,129	7,000,677
Employee benefit expenses		7,433,027	6,975,281	5,899,257
Repairs and maintenance		1,750,194	1,716,940	1,354,394
Transportation expenses		1,893,659	1,768,604	1,532,920
Logistic cost		2,794,733	1,894,061	796,231
Taxes other than income tax expense		936,546	858,344	690,718
Rental expenses for land use rights and buildings		649,640	497,356	511,189
Packaging expenses		261,626	267,547	236,465
Research and development expenses	$ 91,175	626,873	498,234	168,862
Auditors' remuneration expense		30,847	31,815	26,006
Auditors' remuneration for audit and non audit services		¥ 26,700	¥ 23,100	¥ 23,700